Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY (¥) [1]	Accumulated other comprehensive loss [Member] USD ($)	[1]	Quhuo Limited shareholders' (deficit)/equity [Member] CNY (¥)	Quhuo Limited shareholders' (deficit)/equity [Member] USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)
Beginning balance at Dec. 31, 2018	¥ (826,568)		¥ 17		¥ 369,352		¥ (1,200,492)					¥ (831,123)		¥ 4,555
Beginning balance, shares at Dec. 31, 2018 | shares			14,972,760	14,972,760
Net loss	(13,449)						(11,765)					(11,765)		(1,684)
Share-based compensation	64,799				64,799							64,799
Other comprehensive loss	(1,231)								¥ (1,231)			(1,231)
Ending balance at Dec. 31, 2019	(776,449)		¥ 17		434,151		(1,212,257)		(1,231)			(779,320)		2,871
Ending balance, shares at Dec. 31, 2019 | shares			14,972,760	14,972,760
Net loss	(5,604)						3,430					3,430		(9,034)
Non-controlling interest recognized from business combination	52,705													52,705
Share-based compensation	82,667				82,667							82,667
Other comprehensive loss	(13,612)								(13,612)			(13,612)
Issuance of ordinary shares in connection with initial public offering, net of offering cost	232,123		¥ 2		232,121							232,123
Issuance of ordinary shares in connection with initial public offering, net of offering cost, shares | shares			3,788,100	3,788,100
Conversion of redeemable convertible preferred shares,shares | shares			24,131,100	24,131,100
Conversion of redeemable convertible preferred shares	1,031,001		¥ 17		1,030,984							1,031,001
Ending balance at Dec. 31, 2020	602,831		¥ 36		1,779,923		(1,208,827)		(14,843)			556,289		46,542
Ending balance, shares at Dec. 31, 2020 | shares			42,891,960	42,891,960
Net loss	(191,230)	$ (30,009)					(157,907)					(157,907)		(33,323)
Share-based compensation	68,932		¥ 0		68,932		0		0			68,932		0
Other comprehensive loss	(3,416)								(3,416)			(3,416)
Issuance of ordinary shares in connection with business combination, shares | shares			281,703	281,703
Issuance of ordinary shares in connection with business combination	1,903		¥ 1		1,902							1,903
Acquisition of on-controlling interests	(725)													(725)
Exercise of employee share options ,shares | shares			3,500,612	3,500,612
Exercise of employee share options	5,140				5,140							5,140
Ending balance at Dec. 31, 2021	¥ 483,435	$ 75,863	¥ 37	$ 6	¥ 1,855,897	$ 291,231	¥ (1,366,734)	$ (214,470)	¥ (18,259)	$ (2,865)		¥ 470,941	$ 73,902	¥ 12,494	$ 1,961
Ending balance, shares at Dec. 31, 2021 | shares			46,674,275	46,674,275

[1]	Accumulative other comprehensive loss includes foreign currency translation adjustment and fair value adjustment of convertible loan for the year ended December 31, 2020 and 2021.